SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 89.9%
	AEROSPACE & DEFENSE - 5.0%
9,674	Raytheon Technologies Corporation	$920,191

	BANKING - 10.7%
13,813	East West Bancorp, Inc.	1,015,808
6,137	First Republic Bank	951,419
		1,967,227
	BIOTECHNOLOGY & PHARMACEUTICALS - 6.5%
4,424	Vertex Pharmaceuticals, Inc.(a)	1,188,508

	CHEMICALS - 4.4%
13,058	Corteva, Inc.	817,692

	CONTAINERS & PACKAGING - 6.2%
11,008	Crown Holdings, Inc.	1,149,675

	ELECTRICAL EQUIPMENT - 8.6%
55,521	API Group Corporation(a)	968,841
2,889	Rockwell Automation, Inc.	615,935
		1,584,776
	ENGINEERING & CONSTRUCTION - 8.5%
9,484	MasTec, Inc.(a)	792,768
6,550	Quanta Services, Inc.	779,450
		1,572,218
	HEALTH CARE FACILITIES & SERVICES - 8.1%
4,164	AmerisourceBergen Corporation	644,546
1,748	Chemed Corporation	846,731
		1,491,277
	INSTITUTIONAL FINANCIAL SERVICES - 4.3%
12,834	Interactive Brokers Group, Inc., Class A	789,804

	INTERNET MEDIA & SERVICES - 4.8%
389	Alphabet, Inc., Class A(a)	885,068

SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 89.9% (Continued)
	LEISURE PRODUCTS - 3.6%
8,895	Brunswick Corporation	$669,171

	PUBLISHING & BROADCASTING - 4.6%
13,681	Liberty Media Formula One, Series C(a)	852,189

	SEMICONDUCTORS - 5.6%
17,103	ON Semiconductor Corporation(a)	1,037,810

	SPECIALTY FINANCE - 3.8%
6,589	Walker & Dunlop, Inc.	700,477

	TECHNOLOGY SERVICES - 5.2%
3,407	CACI International, Inc., Class A(a)	955,221

	TOTAL COMMON STOCKS (Cost $15,817,801)	16,581,304

	SHORT-TERM INVESTMENT — 10.3%
	MONEY MARKET FUND - 10.3%
1,906,579	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 0.72% (Cost $1,906,579)(b)	1,906,579

	TOTAL INVESTMENTS - 100.2% (Cost $17,724,380)	$18,487,883
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(35,793)
	NET ASSETS - 100.0%	$18,452,090

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2022.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1%
	ADVERTISING & MARKETING - 0.9%
4,350	Trade Desk, Inc., Class A(a)	$226,418

	AUTOMOTIVE - 3.9%
1,245	Tesla, Inc.(a)	944,034

	BIOTECHNOLOGY & PHARMACEUTICALS - 1.1%
1,010	AbbVie, Inc.	148,843
6,120	Exelixis, Inc.(a)	112,180
		261,023
	CONSTRUCTION MATERIALS - 1.1%
1,020	Carlisle Companies, Inc.	259,519

	E-COMMERCE DISCRETIONARY - 3.9%
394	Amazon.com, Inc.(a)	947,251

	HEALTH CARE FACILITIES & SERVICES - 4.7%
1,360	IQVIA Holdings, Inc.(a)	292,740
1,420	McKesson Corporation	466,739
770	UnitedHealth Group, Inc.	382,521
		1,142,000
	INDUSTRIAL SUPPORT SERVICES - 2.1%
1,680	United Rentals, Inc.(a)	500,942

	INFRASTRUCTURE REIT - 1.0%
990	American Tower Corporation, Class A	253,569

	INSURANCE - 1.7%
1,465	Everest Re Group Ltd.	413,863

	INTERNET MEDIA & SERVICES - 8.1%
238	Alphabet, Inc., Class A(a)	541,507
238	Alphabet, Inc., Class C(a)	542,825
3,310	GoDaddy, Inc., Class A(a)	248,416

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	INTERNET MEDIA & SERVICES - 8.1% (Continued)
3,273	Meta Platforms, Inc., Class A(a)	$633,784
		1,966,532
	LEISURE FACILITIES & SERVICES - 0.6%
1,090	Choice Hotels International, Inc.	139,400

	MEDICAL EQUIPMENT & DEVICES - 3.5%
3,750	Agilent Technologies, Inc.	478,350
280	Mettler-Toledo International, Inc.(a)	360,114
		838,464
	PUBLISHING & BROADCASTING - 2.2%
3,060	Nexstar Media Group, Inc., Class A	536,173

	RETAIL - CONSUMER STAPLES - 3.8%
1,510	Costco Wholesale Corporation	703,992
1,410	Target Corporation	228,251
		932,243
	RETAIL - DISCRETIONARY - 8.7%
320	AutoZone, Inc.(a)	659,087
620	Lowe’s Companies, Inc.	121,086
440	O’Reilly Automotive, Inc.(a)	280,355
1,310	Ulta Beauty, Inc.(a)	554,261
3,880	Williams-Sonoma, Inc.	496,330
		2,111,119
	SELF-STORAGE REIT - 0.7%
550	Public Storage	181,852

	SEMICONDUCTORS - 7.9%
1,420	Advanced Micro Devices, Inc.(a)	144,641
1,360	Applied Materials, Inc.	159,514
720	Broadcom, Inc.	417,694
2,890	NVIDIA Corporation	539,620
2,190	QUALCOMM, Inc.	313,652
1,910	Texas Instruments, Inc.	337,612
		1,912,733

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	SOFTWARE - 15.6%
2,200	Crowdstrike Holdings, Inc., Class A(a)	$351,978
2,770	Datadog, Inc., Class A(a)	264,230
19,110	Dropbox, Inc., Class A(a)	398,252
1,830	Fortinet, Inc.(a)	538,276
7,843	Microsoft Corporation	2,132,277
1,010	Splunk, Inc.(a)	103,586
		3,788,599
	SPECIALTY FINANCE - 2.3%
4,950	Discover Financial Services	561,775

	TECHNOLOGY HARDWARE - 13.0%
16,100	Apple, Inc.	2,396,323
3,870	Arista Networks, Inc.(a)	395,824
4,080	Jabil, Inc.	251,002
4,190	Pure Storage, Inc., Class A(a)	99,429
		3,142,578
	TECHNOLOGY SERVICES - 7.9%
2,350	Accenture PLC, Class A	701,381
360	Fair Isaac Corporation(a)	147,438
1,980	Gartner, Inc.(a)	519,552
4,340	Paychex, Inc.	537,422
		1,905,793
	TRANSPORTATION & LOGISTICS - 4.4%
4,680	Expeditors International of Washington, Inc.	509,371
3,090	United Parcel Service, Inc., Class B	563,153
		1,072,524

	TOTAL COMMON STOCKS (Cost $20,483,669)	24,038,404

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.7%
	MONEY MARKET FUND - 1.7%
392,528	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 0.72% (Cost $392,528)(b)	$392,528

	TOTAL INVESTMENTS - 100.8% (Cost $20,876,197)	$24,430,932
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(182,595)
	NET ASSETS - 100.0%	$24,248,337

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2022.

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 91.6%
	APPAREL & TEXTILE PRODUCTS - 0.5%
1,545	Skechers USA, Inc., Class A(a)	$60,873

	ASSET MANAGEMENT - 2.5%
1,638	Apollo Global Management, Inc.	94,414
775	Ares Management Corporation, Class A	55,157
4,448	Brightsphere Investment Group, Inc.	90,695
590	Raymond James Financial, Inc.	58,109
		298,375
	BANKING - 1.2%
2,470	Bank of NT Butterfield & Son Ltd. (The)	78,002
2,135	Huntington Bancshares, Inc.	29,634
910	PacWest Bancorp	28,738
		136,374
	BIOTECH & PHARMA - 3.0%
15,095	Elanco Animal Health, Inc.(a)	357,752

	CHEMICALS - 3.8%
350	Avery Dennison Corporation	60,396
2,160	Axalta Coating Systems Ltd.(a)	58,666
1,625	FMC Corporation	199,192
1,075	LyondellBasell Industries N.V., Class A	122,819
		441,073
	COMMERCIAL SUPPORT SERVICES - 3.4%
3,330	Aramark	114,785
2,155	Republic Services, Inc.	288,425
		403,210
	CONSUMER SERVICES - 0.7%
900	Grand Canyon Education, Inc.(a)	80,253

	CONTAINERS & PACKAGING - 2.5%
2,860	Crown Holdings, Inc.	298,698

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 91.6% (Continued)
	E-COMMERCE DISCRETIONARY - 1.7%
10,380	Leslie’s, Inc.(a),(b)	$201,579

	ELECTRIC UTILITIES - 16.6%
6,125	Alliant Energy Corporation	390,898
4,140	Ameren Corporation	394,087
5,475	CMS Energy Corporation	388,944
5,635	Evergy, Inc.	394,111
14,125	Vistra Corporation	372,476
		1,940,516
	ELECTRICAL EQUIPMENT - 4.9%
495	Allegion plc	55,267
1,400	AMETEK, Inc.	170,058
435	Hubbell, Inc.	82,589
410	Keysight Technologies, Inc.(a)	59,696
1,820	nVent Electric plc	64,428
1,980	Otis Worldwide Corporation	147,312
		579,350
	ENGINEERING & CONSTRUCTION - 2.6%
8,460	WillScot Mobile Mini Holdings Corporation(a)	302,276

	HEALTH CARE FACILITIES & SERVICES - 4.7%
32,890	Aveanna Healthcare Holdings, Inc.(a)	101,301
675	IQVIA Holdings, Inc.(a)	145,294
14,630	Sotera Health Company(a)	311,619
		558,214
	HOME CONSTRUCTION - 0.4%
2,360	AZEK Company, Inc. (The)(a)	49,725

	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
750	Nasdaq, Inc.	116,445

	INSURANCE - 5.0%
1,945	Allstate Corporation (The)	265,862
1,085	Arthur J Gallagher & Company	175,705

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 91.6% (Continued)
	INSURANCE - 5.0% (Continued)
1,160	Reinsurance Group of America, Inc.	$145,986
		587,553
	LEISURE PRODUCTS - 0.5%
585	Axon Enterprise, Inc.(a)	59,296

	MACHINERY - 0.7%
865	Crane Holdings Company	82,746

	MEDICAL EQUIPMENT & DEVICES - 5.2%
475	Agilent Technologies, Inc.	60,591
7,375	Avantor, Inc.(a)	236,294
455	Cooper Companies, Inc.	159,587
1,945	Hologic, Inc.(a)	146,400
		602,872
	METALS & MINING - 0.4%
2,950	Constellium S.E.(a)	49,826

	OIL & GAS PRODUCERS - 10.4%
2,525	Diamondback Energy, Inc.	383,851
1,730	Pioneer Natural Resources Company	480,835
39,755	Southwestern Energy Company(a)	362,566
		1,227,252
	PUBLISHING & BROADCASTING - 4.2%
2,825	Nexstar Media Group, Inc., Class A	494,997

	SEMICONDUCTORS - 0.8%
370	Analog Devices, Inc.	62,308
265	Entegris, Inc.	29,404
		91,712
	SOFTWARE - 4.0%
17,222	N-Able, Inc.(a)	172,220
4,615	SS&C Technologies Holdings, Inc.	295,314
		467,534

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 91.6% (Continued)
	SPECIALTY FINANCE - 1.5%
16,030	New Residential Investment Corporation	$181,139

	TECHNOLOGY HARDWARE - 4.2%
2,245	Motorola Solutions, Inc.	493,316

	TECHNOLOGY SERVICES - 4.8%
830	CACI International, Inc., Class A(a)	232,707
310	CDW Corporation/DE	52,657
260	Equifax, Inc.	52,671
3,710	MAXIMUS, Inc.	240,742
		578,777
	WHOLESALE - CONSUMER STAPLES - 0.4%
1,180	Performance Food Group Company(a)	51,141

	TOTAL COMMON STOCKS (Cost $8,357,496)	10,792,874

Principal Amount ($)
	COLLATERAL FOR SECURITIES LOANED — 1.7%
	REPURCHASE AGREEMENTS - 1.7%
204,046	Deutsche Bank Securities, Inc. dated 5/31/2022, due 6/1/2022, total to be received $208,123 (Collateralized by various US Government agency obligations, due 04/15/2023-02/15/2052, 0.125%-3.875% totaling $207,471)	204,046

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $204,046)	204,046

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENT — 8.8%
	MONEY MARKET FUND - 8.8%
1,032,842	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.72% (Cost $1,032,842)(c)	$1,032,842

	TOTAL INVESTMENTS - 102.1% (Cost $9,594,384)	$12,029,762
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.1)%	(251,078)
	NET ASSETS - 100.0%	$11,778,684

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan. The total fair value of the securities on loan as of May 31, 2022 was $203,362.

(c)	Rate disclosed is the seven day effective yield as of May 31, 2022.

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 95.8%
	AEROSPACE & DEFENSE - 1.2%
16,248	AMMO, Inc.(a),(b)	$71,816

	ASSET MANAGEMENT - 1.8%
2,364	Blucora, Inc.(a)	41,819
2,490	StepStone Group, Inc., Class A	67,878
		109,697
	BANKING - 12.4%
1,207	1st Source Corporation	56,753
4,477	Banc of California, Inc.	86,137
805	Banner Corporation	46,779
654	City Holding Company	53,687
1,056	Dime Community Bancshares, Inc.	33,201
830	Eagle Bancorp, Inc.	41,135
3,018	Eastern Bankshares, Inc.	58,760
981	First Bancorp	36,758
3,546	Fulton Financial Corporation	56,204
855	Nicolet Bankshares, Inc.(a)	68,280
755	Preferred Bank	51,725
629	ServisFirst Bancshares, Inc.	52,433
428	Silvergate Capital Corporation, Class A(a)	33,598
2,490	United Community Banks, Inc.	78,261
		753,711
	BIOTECH & PHARMA - 1.1%
2,339	Alkermes plc(a)	69,819

	COMMERCIAL SUPPORT SERVICES - 2.1%
402	AMN Healthcare Services, Inc.(a)	38,954
704	Korn Ferry	43,268
2,490	Resources Connection, Inc.	45,990
		128,212
	ELECTRICAL EQUIPMENT - 1.3%
428	Badger Meter, Inc.	33,872
352	Novanta, Inc.(a)	43,282
		77,154

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	ENGINEERING & CONSTRUCTION - 1.2%
679	EMCOR Group, Inc.	$71,723

	FOOD - 1.8%
3,949	BellRing Brands, Inc.(a)	103,267

	FORESTRY, PAPER & WOOD PRODUCTS - 1.7%
604	Boise Cascade Company	46,701
805	Louisiana-Pacific Corporation	55,594
		102,295
	HEALTH CARE FACILITIES & SERVICES - 3.0%
1,811	Mednax, Inc.(a)	34,989
302	Molina Healthcare, Inc.(a)	87,647
830	Tenet Healthcare Corporation(a)	53,709
		176,345
	HOME CONSTRUCTION - 1.6%
1,660	Forestar Group, Inc.(a)	27,523
956	KB Home	32,972
629	Patrick Industries, Inc.	37,809
		98,304
	HOUSEHOLD PRODUCTS - 0.5%
176	Helen of Troy Ltd.(a)	32,593

	INDUSTRIAL INTERMEDIATE PROD - 3.7%
1,182	AZZ, Inc.	52,906
704	EnPro Industries, Inc.	67,415
1,962	Mueller Industries, Inc.	105,654
		225,975
	INDUSTRIAL SUPPORT SERVICES - 3.5%
704	Herc Holdings, Inc.	82,523
1,056	WESCO International, Inc.(a)	132,612
		215,135
	INSURANCE - 0.5%
126	Kinsale Capital Group, Inc.	27,705

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	INTERNET MEDIA & SERVICES - 2.0%
1,484	Cargurus, Inc.(a)	$37,575
1,685	HealthStream, Inc.(a)	34,323
704	TechTarget, Inc.(a)	50,047
		121,945
	LEISURE FACILITIES & SERVICES - 0.4%
302	Papa John’s International, Inc.	26,579

	LEISURE PRODUCTS - 5.0%
2,138	Acushnet Holdings Corporation	87,016
2,012	Clarus Corporation	44,083
604	Fox Factory Holding Corporation(a)	49,540
377	LCI Industries	45,059
1,358	OneWater Marine, Inc.	46,444
578	Winnebago Industries, Inc.	28,582
		300,724
	MEDICAL EQUIPMENT & DEVICES - 1.2%
277	Inspire Medical Systems, Inc.(a)	48,982
151	Repligen Corporation(a)	24,835
1	Zynex, Inc.	7
		73,824
	METALS & MINING - 4.2%
151	Arch Resources, Inc.	23,079
679	Encore Wire Corporation	84,889
3,094	MP Materials Corporation(a)	121,995
830	Warrior Met Coal, Inc.	27,905
		257,868
	MORTGAGE FINANCE - 0.5%
1,962	Ready Capital Corporation	28,802

	OFFICE REIT - 1.1%
2,490	Equity Commonwealth(a)	67,853

	OIL & GAS PRODUCERS - 13.6%
1,534	Chesapeake Energy Corporation(b)	149,381

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	OIL & GAS PRODUCERS - 13.6% (Continued)
5,533	Magnolia Oil & Gas Corporation(b)	$152,767
2,490	Matador Resources Company	151,641
252	Murphy USA, Inc.	62,778
402	Oasis Petroleum, Inc.	63,809
1,861	Ovintiv, Inc.	104,197
805	PDC Energy, Inc.	63,708
855	Whiting Petroleum Corporation	75,633
		823,914
	RETAIL - CONSUMER STAPLES - 0.7%
704	BJ’s Wholesale Club Holdings, Inc.(a)	40,740

	RETAIL - DISCRETIONARY - 9.6%
2,641	Academy Sports & Outdoors, Inc.(b)	88,500
126	Avis Budget Group, Inc.(a)	23,975
1,232	Boot Barn Holdings, Inc.(a)	99,423
1,635	Buckle, Inc. (The)	53,726
1,938	Builders FirstSource, Inc.(a)	126,145
3,697	Designer Brands, Inc., Class A	57,414
3,069	Macy’s, Inc.	72,582
679	MarineMax, Inc.(a)	28,117
578	Signet Jewelers Ltd.	34,449
		584,331
	SEMICONDUCTORS - 4.5%
1,509	Alpha & Omega Semiconductor Ltd.(a)	66,291
503	Diodes, Inc.(a)	38,736
629	Power Integrations, Inc.	53,075
553	Semtech Corporation(a)	35,442
201	Silicon Laboratories, Inc.(a)	29,981
226	SiTime Corporation(a)	48,138
		271,663
	SOFTWARE - 2.5%
126	Consensus Cloud Solutions, Inc.(a)	6,052
428	Rapid7, Inc.(a)	30,332
1,635	Verint Systems, Inc.(a)	83,450

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	SOFTWARE - 2.5% (Continued)
402	Ziff Davis, Inc.(a)	$30,689
		150,523
	SPECIALTY FINANCE - 1.4%
805	GATX Corporation	86,900
31	PROG Holdings, Inc.(a),(b)	905
		87,805
	SPECIALTY REITS - 1.5%
1,258	Hannon Armstrong Sustainable Infrastructure	47,892
2,088	Outfront Media, Inc.	43,075
		90,967
	STEEL - 1.9%
1,660	Commercial Metals Company	65,952
1,056	Worthington Industries, Inc.	49,252
		115,204
	TECHNOLOGY HARDWARE - 1.6%
1,962	Corsair Gaming, Inc.(a),(b)	31,490
2,943	Sonos, Inc.(a),(b)	65,129
		96,619
	TECHNOLOGY SERVICES - 1.1%
151	CACI International, Inc., Class A(a)	42,335
1,056	LiveRamp Holdings, Inc.(a)	27,034
		69,369
	TELECOMMUNICATIONS - 0.7%
1,207	Iridium Communications, Inc.(a)	44,792

	TRANSPORTATION & LOGISTICS - 3.3%
503	Atlas Air Worldwide Holdings, Inc.(a)	35,064
4,678	Marten Transport Ltd.	82,146
654	Matson, Inc.	58,782
126	Saia, Inc.(a)	24,896
		200,888
	WHOLESALE - CONSUMER STAPLES - 1.1%
1,610	Performance Food Group Company(a)	69,778

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	WHOLESALE - DISCRETIONARY - 0.5%
1,107	G-III Apparel Group Ltd.(a)	$27,741

	TOTAL COMMON STOCKS (Cost $5,262,881)	5,815,680

Principal Amount ($)
	COLLATERAL FOR SECURITIES LOANED — 3.7%
	REPURCHASE AGREEMENTS - 3.7%
225,318	Deutsche Bank Securities, Inc. dated 5/31/2022, due 6/1/2022, total to be received $229,819 (Collateralized by various US Government agency obligations, due 04/15/2023-02/15/2052, 0.125%-3.875% totaling $229,099)	225,318

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $225,318)	225,318

Shares
	SHORT-TERM INVESTMENT — 5.1%
	MONEY MARKET FUND - 5.1%
308,109	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.72% (Cost $308,109)(c)	308,109
	TOTAL INVESTMENTS - 104.6% (Cost $5,796,308)	$6,349,107
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.6)%	(277,563)
	NET ASSETS - 100.0%	$6,071,544

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan. The total fair value of the securities on loan as of May 31, 2022 was $540,515.

(c)	Rate disclosed is the seven day effective yield as of May 31, 2022.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.8%
	Australia - 5.0%
710	Macquarie Group Ltd.(a)	$94,312
25,400	Stockland Corp. Ltd.(a)	72,781
		167,093
	Brazil - 2.3%
11,060	Banco Santander Brasil - ADR	78,637

	Canada - 4.4%
720	Bank of Montreal	78,315
3,870	Manulife Financial Corporation	71,711
		150,026
	China - 1.9%
10,200	China Merchants Bank Company Ltd., H Shares(a)	64,515

	Denmark - 2.2%
680	Novo Nordisk A/S, Class B	75,513

	Finland - 2.0%
13,230	Nokia Corporation	66,478

	France - 4.6%
630	Arkema S.A.	76,256
1,320	Compagnie de Saint-Gobain	78,224
		154,480
	Germany - 8.6%
303	Allianz SE(a)	63,590
1,970	GEA Group AG	78,787
360	Merck KGaA(a)	67,862
1,350	Siemens Healthineers AG	81,109
		291,348
	Hong Kong - 4.8%
81,000	Lenovo Group Ltd.(a)	79,810
81,000	Want Want China Holdings, Ltd.(a)	80,608
		160,418

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	Indonesia - 2.3%
242,000	Bank Rakyat Indonesia Persero Tbk PT	$76,881

	Italy - 3.0%
6,590	Eni SpA(b)	99,787

	Japan - 16.6%
3,000	Ajinomoto Company, Inc.	72,720
1,200	Konami Corp	81,211
1,100	Nippon Yusen KK(a)	90,942
3,800	Olympus Corp.	79,425
1,000	Sony Corporation(a)	93,799
3,500	Tokyo Gas Company Ltd.	68,385
1,900	Toyota Tsusho Corp.(a)	72,534
		559,016
	Korea (Republic of) - 2.3%
1,140	Kia Motors Corporation(a)	78,326

	Luxembourg - 2.2%
790	Eurofins Scientific S.E.(a)	73,726

	Mexico - 2.4%
22,320	Wal-Mart de Mexico S.A.B de C.V.	82,536

	Netherlands - 2.2%
1,830	STMicroelectronics N.V.	73,259

	Poland - 1.8%
8,190	Powszechna Kasa Oszczednosci Bank Polski S.A.(a),(c)	61,166

	South Africa - 2.4%
6,120	Mr. Price Group Ltd.(a)	81,034

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	Sweden - 1.6%
5,960	Husqvarna AB, B Shares	$53,781

	Switzerland - 4.6%
2,470	ABB Ltd.	76,145
4,220	UBS Group AG(a)	79,566
		155,711
	Taiwan Province of China - 7.7%
7,830	Asustek Computer, Inc.(a)	92,015
3,000	MediaTek, Inc.	93,427
20,000	Vanguard International Semiconductor Corporation(a)	73,641
		259,083
	Thailand - 2.1%
14,200	Bumrungrad Hospital PCL	72,202

	United Kingdom - 11.8%
1,790	Anglo American plc	88,186
35,540	Barclays plc	75,761
2,880	BP plc - ADR	93,225
1,120	InterContinental Hotels Group plc	69,687
3,700	Mondi plc(a)	71,931
		398,790

	TOTAL COMMON STOCKS (Cost $2,967,139)	3,333,806

Principal Amount ($)
	COLLATERAL FOR SECURITIES LOANED — 3.1%
	REPURCHASE AGREEMENTS - 3.1%
106,028	Deutsche Bank Securities, Inc. dated 5/31/2022, due 6/1/2022, total to be received $108,147 (Collateralized by various US Government agency obligations, due 04/15/2023-02/15/2052, 0.125%-3.875% totaling $107,808)	106,028

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $106,028)	106,028

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENT — 2.3%
	MONEY MARKET FUND- 2.3%
76,565	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.72% (Cost $76,565)(d)	$76,565
	TOTAL INVESTMENTS - 104.2% (Cost $3,149,732)	$3,516,399
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.2)%	(142,345)
	NET ASSETS - 100.0%	$3,374,054

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

S/A	- Société Anonyme

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(b)	All or a portion of this security is on loan. The total fair value of the securities on loan as of May 31, 2022 was $100,857.

(c)	Non-income producing security.

(d)	Rate disclosed is the seven day effective yield as of May 31, 2022.

SARATOGA HEALTH & BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.4%
	BIOTECH & PHARMA - 44.4%
2,965	AbbVie, Inc.	$436,952
2,685	Amgen, Inc.	689,346
349	Biogen, Inc.(a)	69,800
14,929	Exelixis, Inc.(a)	273,649
6,420	Gilead Sciences, Inc.	416,337
10,045	GlaxoSmithKline plc - ADR(b)	440,975
2,735	Jazz Pharmaceuticals plc(a)	409,375
1,455	Johnson & Johnson	261,216
4,935	Merck & Company, Inc.	454,168
1,803	Moderna, Inc.(a)	262,030
3,191	Novartis A.G. - ADR	290,190
7,668	Pfizer, Inc.	406,711
720	Regeneron Pharmaceuticals, Inc.(a)	478,613
3,265	United Therapeutics Corporation(a)	752,059
570	Vertex Pharmaceuticals, Inc.(a)	153,131
		5,794,552
	HEALTH CARE FACILITIES & SERVICES - 32.5%
2,500	AmerisourceBergen Corporation	386,975
1,457	Anthem, Inc.	742,502
6,336	Cardinal Health, Inc.	356,844
1,211	Charles River Laboratories International, Inc.(a)	283,471
630	Humana, Inc.	286,165
2,366	McKesson Corporation	777,680
1,941	Medpace Holdings, Inc.(a)	278,029
2,910	Quest Diagnostics, Inc.	410,368
1,450	UnitedHealth Group, Inc.	720,331
		4,242,365
	MEDICAL EQUIPMENT & DEVICES - 20.5%
491	Bio-Rad Laboratories, Inc., Class A(a)	264,055
1,479	Illumina, Inc.(a)	354,191
1,435	Intuitive Surgical, Inc.(a)	326,663
5,025	Medtronic PLC	503,254
2,155	Stryker Corporation	505,348
703	Thermo Fisher Scientific, Inc.	399,002

SARATOGA HEALTH & BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 20.5% (Continued)
2,740	Zimmer Biomet Holdings, Inc.	$329,375
		2,681,888

	TOTAL COMMON STOCKS (Cost $9,299,113)	12,718,805

Principal Amount ($)
	COLLATERAL FOR SECURITIES LOANED — 3.4%
	REPURCHASE AGREEMENTS - 3.4%
447,326	Deutsche Bank Securities, Inc. dated 5/31/2022, due 6/1/2022, total to be received $456,263 (Collateralized by various US Government agency obligations, due 04/15/2023-02/15/2052, 0.125%-3.875% totaling $454,834)	447,326

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $447,326)	447,326

Shares
	SHORT-TERM INVESTMENT - 7.3%
	MONEY MARKET FUND - 7.3%
953,693	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.72% (Cost $953,693)(c)	953,693

	TOTAL INVESTMENTS - 108.1% (Cost $10,700,132)	$14,119,824
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.1)%	(1,055,847)
	NET ASSETS - 100.0%	$13,063,977

ADR	- American Depositary Receipt

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan. The total fair value of the securities on loan as of May 31, 2022 was $438,133.

(c)	Rate disclosed is the seven day effective yield as of May 31, 2022.

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 100.4%
	DATA CENTER REIT - 2.2%
6,915	Digital Realty Trust, Inc.	$965,265

	E-COMMERCE DISCRETIONARY - 10.7%
1,328	Amazon.com, Inc.(a)	3,192,764
31,600	eBay, Inc.	1,537,972
		4,730,736
	INTERNET MEDIA & SERVICES - 16.5%
367	Alphabet, Inc., Class A(a)	835,013
1,776	Alphabet, Inc., Class C(a)	4,050,665
12,400	Meta Platforms, Inc., Class A(a)	2,401,136
		7,286,814
	SEMICONDUCTORS - 16.8%
48,033	Intel Corporation	2,133,626
6,081	KLA Corporation	2,218,653
14,420	QUALCOMM, Inc.	2,065,232
9,300	Skyworks Solutions, Inc.	1,012,491
		7,430,002
	SOFTWARE - 22.5%
12,790	Akamai Technologies, Inc.(a)	1,292,302
8,042	Microsoft Corporation	2,186,378
28,151	Oracle Corporation	2,024,620
7,120	Salesforce, Inc.(a)	1,140,909
5,750	Synopsys, Inc.(a)	1,835,400
11,510	VMware, Inc., Class A	1,474,431
		9,954,040
	TECHNOLOGY HARDWARE - 10.1%
16,000	Apple, Inc.	2,381,440
46,577	Cisco Systems, Inc.	2,098,294
		4,479,734
	TECHNOLOGY SERVICES - 21.6%
17,805	Amdocs Ltd.	1,547,077
18,963	Cognizant Technology Solutions Corporation, Class A	1,416,536
8,412	Global Payments, Inc.	1,102,308
6,795	Jack Henry & Associates, Inc.	1,278,275

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 100.4% (Continued)
	TECHNOLOGY SERVICES - 21.6% (Continued)
4,139	Mastercard, Inc., Class A	$1,481,224
8,010	PayPal Holdings, Inc.(a)	682,532
9,502	Visa, Inc., Class A(b)	2,016,040
		9,523,992

	TOTAL COMMON STOCKS (Cost $17,093,092)	44,370,583

Principal Amount ($)
	COLLATERAL FOR SECURITIES LOANED — 0.0%(c)
	REPURCHASE AGREEMENTS - 0.0% (c)
101	Deutsche Bank Securities, Inc. dated 5/31/2022, due 6/1/2022, total to be received $103 (Collateralized by various US Government agency obligations, due 04/15/2023-02/15/2052, 0.125%-3.875% totaling $103)	101

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $101)	101

Shares
	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
202,529	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.72% (Cost $202,529)(d)	202,529

	TOTAL INVESTMENTS - 100.9% (Cost $17,295,722)	$44,573,213
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%	(393,227)
	NET ASSETS - 100.0%	$44,179,986

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan. The total fair value of the securities on loan as of May 31, 2022 was $2,002,349.

(c)	Percentage rounds to less than 0.1%.

(d)	Rate disclosed is the seven day effective yield as of May 31, 2022.

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7%
	CHEMICALS - 15.6%
3,008	BASF S.E. - ADR	$41,239
1,689	Covestro A.G. - ADR	38,577
781	Dow, Inc.	53,091
746	Huntsman Corporation	27,043
120	Linde PLC	38,962
423	LyondellBasell Industries N.V., Class A	48,328
647	Mosaic Company (The)	40,535
98	PPG Industries, Inc.	12,396
139	Westlake Corporation	18,363
		318,534
	CONTAINERS & PACKAGING - 4.8%
748	Berry Global Group, Inc.(a)	43,631
606	International Paper Company	29,361
507	Westrock Company	24,584
		97,576
	ENGINEERING & CONSTRUCTION - 0.1%
172	Technip Energies N.V. - ADR	2,245

	FORESTRY, PAPER & WOOD PRODUCTS - 1.3%
534	Sylvamo Corporation(a)	27,095

	METALS & MINING - 13.2%
2,148	Anglo American plc - ADR	52,755
7,915	B2Gold Corporation	31,265
448	BHP Group Ltd. - ADR	31,656
487	Freeport-McMoRan, Inc.	19,032
284	Newmont Corporation	19,269
631	Rio Tinto plc - ADR	46,341
1,425	Sibanye Stillwater Ltd. - ADR	18,511
2,820	Vale S.A. - ADR	50,901
		269,730
	OIL & GAS PRODUCERS - 58.3%
943	Antero Midstream Corporation	10,241
1,948	BP plc - ADR	63,057

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	OIL & GAS PRODUCERS - 58.3% (Continued)
1,036	Canadian Natural Resources Ltd.	$68,718
485	Chesapeake Energy Corporation	47,229
818	Chevron Corporation	142,872
1,278	China Petroleum & Chemical Corporation - ADR	67,031
406	Civitas Resources, Inc.	30,998
278	ConocoPhillips	31,236
339	Diamondback Energy, Inc.	51,535
570	Enbridge, Inc.	26,306
661	Eni SpA - ADR	20,028
525	EOG Resources, Inc.	71,904
4,933	Equitrans Midstream Corporation	38,823
1,865	Exxon Mobil Corporation	179,039
871	Ovintiv, Inc.	48,767
1,544	PetroChina Company Ltd. - ADR	80,581
1,001	Petroleo Brasileiro S.A. - ADR	13,894
996	Shell plc - ADR	58,983
1,132	Suncor Energy, Inc.	45,710
429	TotalEnergies S.E. - ADR	25,225
546	Valero Energy Corporation	70,762
		1,192,939
	OIL & GAS SERVICES & EQUIPMENT - 1.1%
505	Schlumberger N.V.	23,210

	STEEL - 4.3%
4,868	Cia Siderurgica Nacional S.A. - ADR	22,003
283	Nucor Corporation	37,486
331	Steel Dynamics, Inc.	28,261
		87,750

	TOTAL COMMON STOCKS (Cost $1,418,944)	2,019,079

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.8%
	MONEY MARKET FUND - 1.8%
36,780	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.72% (Cost $36,780)(b)	$36,780

	TOTAL INVESTMENTS - 100.5% (Cost $1,455,724)	$2,055,859
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(10,047)
	NET ASSETS - 100.0%	$2,045,812

ADR	- American Depositary Receipt

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2022.

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.2%
	ASSET MANAGEMENT - 13.4%
46	Ameriprise Financial, Inc.	$12,708
68	BlackRock, Inc.	45,498
221	Charles Schwab Corporation (The)	15,492
939	Franklin Resources, Inc.	25,428
332	Invesco Ltd.	6,421
405	Raymond James Financial, Inc.	39,888
574	Stifel Financial Corporation	36,834
		182,269
	BANKING - 33.6%
1,526	Bank of America Corporation	56,767
178	Bank OZK	7,382
1,120	Citigroup, Inc.	59,820
264	East West Bancorp, Inc.	19,415
420	JPMorgan Chase & Company	55,537
49	PNC Financial Services Group, Inc. (The)	8,595
457	Popular, Inc.	37,341
1,680	Regions Financial Corporation	37,111
696	Synovus Financial Corporation	29,684
205	Truist Financial Corporation	10,197
969	US Bancorp	51,425
1,193	Wells Fargo & Company	54,604
536	Zions Bancorp	30,573
		458,451
	INSTITUTIONAL FINANCIAL SERVICES - 10.3%
191	Cboe Global Markets, Inc.	21,451
40	CME Group, Inc.	7,953
60	Goldman Sachs Group, Inc. (The)	19,611
392	Intercontinental Exchange, Inc.	40,137
586	Morgan Stanley	50,478
		139,630
	INSURANCE - 28.1%
597	Aflac, Inc.	36,160
234	American Financial Group, Inc.	33,064
27	Aon plc, Class A	7,443

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	INSURANCE - 28.1% (Continued)
55	Arthur J Gallagher & Company	$8,907
482	Berkshire Hathaway, Inc., Class B(a)	152,302
290	Chubb Ltd.	61,274
280	Equitable Holdings, Inc.	8,515
146	Marsh & McLennan Companies, Inc.	23,353
634	MetLife, Inc.	42,725
78	Progressive Corporation (The)	9,312
		383,055
	MORTGAGE FINANCE - 1.6%
1,814	AGNC Investment Corporation	22,185

	SPECIALTY FINANCE - 9.4%
113	American Express Company	19,077
231	Capital One Financial Corporation	29,536
156	Discover Financial Services	17,704
480	Fidelity National Financial, Inc.	20,304
265	First American Financial Corporation	16,056
683	Synchrony Financial	25,298
		127,975
	TECHNOLOGY SERVICES - 2.8%
21	Moody’s Corporation	6,333
14	MSCI, Inc.	6,193
72	S&P Global, Inc.	25,162
		37,688

	TOTAL COMMON STOCKS (Cost $828,008)	1,351,253

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.9%
	MONEY MARKET FUND - 1.9%
25,625	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.72% (Cost $25,625)(b)	$25,625

	TOTAL INVESTMENTS - 101.1% (Cost $853,633)	$1,376,878
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%	(15,310)
	NET ASSETS - 100.0%	$1,361,568

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2022.

SARATOGA INVESTMENT QUALITY BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 96.4%
	FIXED INCOME - 96.4%
85,498	Vanguard Short-Term Bond Index Fund, Admiral Class	$868,662
529,211	Vanguard Ultra-Short-Term Bond Fund, Admiral Class	10,494,253
		11,362,915

	TOTAL OPEN END FUNDS (Cost $11,590,490)	11,362,915

	SHORT-TERM INVESTMENT — 4.4%
	MONEY MARKET FUND - 4.4%
521,781	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.72% (Cost $521,781)(a)	521,781

	TOTAL INVESTMENTS - 100.8% (Cost $12,112,271)	$11,884,696
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(93,477)
	NET ASSETS - 100.0%	$11,791,219

(a)	Rate disclosed is the seven day effective yield as of May 31, 2022.

SARATOGA MUNICIPAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 95.9%
	FIXED INCOME - 95.9%
70,880	JPMorgan Ultra-Short Municipal Fund, Class I	$703,125
3,844	Vanguard Short-Term Tax-Exempt Fund, Admiral Class	60,081
		763,206

	TOTAL OPEN END FUNDS (Cost $775,004)	763,206

	SHORT-TERM INVESTMENT — 5.1%
	MONEY MARKET FUND - 5.1%
40,345	Dreyfus AMT-Free Tax Exempt Cash Management, Institutional Class, 0.71% (Cost $40,341)(a)	40,341

	TOTAL INVESTMENTS - 101.0% (Cost $815,345)	$803,547
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%	(7,848)
	NET ASSETS - 100.0%	$795,699

(a)	Rate disclosed is the seven day effective yield as of May 31, 2022.

SARATOGA U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 99.6%
	MONEY MARKET FUNDS - 99.6%
1,463,821	BlackRock Liquidity FedFund, Institutional Class, 0.72%(a)	$1,463,821
1,463,821	Dreyfus Government Cash Management, Class I, 0.70%(a)	1,463,821
1,463,821	Federated Hermes Government Obligations Fund, Institutional Class, 0.65%(a)	1,463,821
1,463,820	JPMorgan U.S. Government Money Market Fund, 0.75%(a)	1,463,820
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,855,283)	5,855,283

	TOTAL INVESTMENTS - 99.6% (Cost $5,855,283)	$5,855,283
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	25,522
	NET ASSETS - 100.0%	$5,880,805

(a)	Rate disclosed is the seven day effective yield as of May 31, 2022.

SARATOGA AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 93.1%
	ALTERNATIVE - 9.7%
11,397	Eaton Vance Global Macro Absolute Return Fund, Class I	$93,226

	EQUITY - 71.4%
2,446	Saratoga Energy & Basic Materials Portfolio, Class I(a)	34,631
1,685	Saratoga Health & Biotechnology Portfolio, Class I(a)	39,974
5,319	Saratoga Large Capitalization Growth Portfolio, Class I(a)	123,075
6,693	Saratoga Large Capitalization Value Portfolio, Class I(a)	172,742
8,763	Saratoga Mid Capitalization Portfolio, Class I(a)	108,575
1,340	Saratoga Technology & Communications Portfolio, Class I(a)	32,215
709	Vanguard Financials Index Fund, Admiral Class	30,875
862	Vanguard Small-Cap Index Fund, Admiral Class	80,561
2,140	Vanguard Total International Stock Index Fund, Admiral Class	65,253
		687,901
	FIXED INCOME - 12.0%
5,808	Vanguard Ultra-Short-Term Bond Fund, Admiral Class	115,164

	TOTAL OPEN END FUNDS (Cost $901,617)	896,291

	SHORT-TERM INVESTMENT — 7.2%
	MONEY MARKET FUND - 7.2%
69,504	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 0.72% (Cost $69,504)(b)	69,504

	TOTAL INVESTMENTS - 100.3% (Cost $971,121)	$965,795
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(3,101)
	NET ASSETS - 100.0%	$962,694

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2022.

SARATOGA CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 85.3%
	ALTERNATIVE - 7.9%
25,539	Eaton Vance Global Macro Absolute Return Fund, Class I	$208,911

	EQUITY - 45.9%
14,770	Saratoga Large Capitalization Growth Portfolio, Class I(a)	341,771
18,324	Saratoga Large Capitalization Value Portfolio, Class I(a)	472,954
24,528	Saratoga Mid Capitalization Portfolio, Class I(a)	303,907
646	Vanguard Small-Cap Index Fund, Admiral Class	60,348
1,335	Vanguard Total International Stock Index Fund, Admiral Class	40,719
		1,219,699
	FIXED INCOME - 31.5%
42,126	Vanguard Ultra-Short-Term Bond Fund, Admiral Class	835,363

	TOTAL OPEN END FUNDS (Cost $2,326,692)	2,263,973

	SHORT-TERM INVESTMENT — 15.2%
	MONEY MARKET FUND - 15.2%
403,175	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 0.72% (Cost $403,175)(b)	403,175

	TOTAL INVESTMENTS - 100.5% (Cost $2,729,867)	$2,667,148
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(13,657)
	NET ASSETS - 100.0%	$2,653,491

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2022.

SARATOGA MODERATE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 90.8%
	ALTERNATIVE - 7.6%
15,411	Eaton Vance Global Macro Absolute Return Fund, Class I	$126,061

	EQUITY - 60.5%
2,283	Saratoga Energy & Basic Materials Portfolio, Class I(a)	32,331
1,582	Saratoga Health & Biotechnology Portfolio, Class I(a)	37,533
10,002	Saratoga Large Capitalization Growth Portfolio, Class I(a)	231,435
12,519	Saratoga Large Capitalization Value Portfolio, Class I(a)	323,119
16,623	Saratoga Mid Capitalization Value Portfolio, Class I(a)	205,956
1,443	Saratoga Technology & Communications Portfolio, Class I(a)	34,678
674	Vanguard Financials Index Fund, Admiral Class	29,346
726	Vanguard Small-Cap Index Fund, Admiral Class	67,806
1,483	Vanguard Total International Stock Index Fund, Admiral Class	45,213
		1,007,417
	FIXED INCOME - 22.7%
19,027	Vanguard Ultra-Short-Term Bond Fund, Admiral Class	377,302

	TOTAL OPEN END FUNDS (Cost $1,511,369)	1,510,780

	SHORT-TERM INVESTMENT — 9.6%
	MONEY MARKET FUND - 9.6%
160,718	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 0.72% (Cost $160,718)(b)	160,718

	TOTAL INVESTMENTS - 100.4% (Cost $1,672,087)	$1,671,498
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(7,399)
	NET ASSETS - 100.0%	$1,664,099

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2022.

SARATOGA MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 90.4%
	ALTERNATIVE - 8.3%
9,356	Eaton Vance Global Macro Absolute Return Fund, Class I	$76,532

	EQUITY - 63.7%
1,832	Saratoga Energy & Basic Materials Portfolio, Class I(a)	25,938
1,079	Saratoga Health & Biotechnology Portfolio, Class I(a)	25,583
5,112	Saratoga Large Capitalization Growth Portfolio, Class I(a)	118,282
6,396	Saratoga Large Capitalization Value Portfolio, Class I(a)	165,090
9,181	Saratoga Mid Capitalization Portfolio, Class I(a)	113,747
868	Saratoga Technology & Communications Portfolio, Class I(a)	20,876
399	Vanguard Financials Index Fund, Admiral Class	17,381
624	Vanguard Small-Cap Index Fund, Admiral Class	58,300
1,340	Vanguard Total International Stock Index Fund, Admiral Class	40,857
		586,054
	FIXED INCOME - 18.4%
8,531	Vanguard Ultra-Short-Term Bond Fund, Admiral Class	169,164

	TOTAL OPEN END FUNDS (Cost $830,752)	831,750

	SHORT-TERM INVESTMENT — 9.9%
	MONEY MARKET FUND – 9.9%
91,673	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 0.72% (Cost $91,673)(b)	91,673

	TOTAL INVESTMENTS - 100.3% (Cost $922,425)	$923,423
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(2,977)
	NET ASSETS - 100.0%	$920,446

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2022.

SARATOGA MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 89.3%
	ALTERNATIVE - 7.8%
6,280	Eaton Vance Global Macro Absolute Return Fund, Class I	$51,368

	EQUITY - 53.6%
3,775	Saratoga Large Capitalization Growth Portfolio, Class I(a)	87,353
4,616	Saratoga Large Capitalization Value Portfolio, Class I(a)	119,126
6,551	Saratoga Mid Capitalization Portfolio, Class I(a)	81,171
417	Vanguard Small-Cap Index Fund, Admiral Class	38,968
871	Vanguard Total International Stock Index Fund, Admiral Class	26,545
		353,163
	FIXED INCOME - 27.9%
9,255	Vanguard Ultra-Short-Term Bond Fund, Admiral Class	183,532

	TOTAL OPEN END FUNDS (Cost $599,247)	588,063

	SHORT-TERM INVESTMENT — 11.0%
	MONEY MARKET FUND - 11.0%
72,114	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 0.72% (Cost $72,114)(b)	72,114

	TOTAL INVESTMENTS - 100.3% (Cost $671,361)	$660,177
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(1,931)
	NET ASSETS - 100.0%	$658,246

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2022.